Capital and share premium	6 Months Ended
Jun. 30, 2020
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Capital and share premium
2.5.11 Capital and share premium

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Capital	48 513	48 513
Share premium	43 349	43 349

# Outstanding shares	13 942 344	13 942 344

As of June 30, 2020, share capital amounted to €48.5 million represented by 13,942,344 ordinary shares with no nominal value, in line with prior year-end.
This balance does not include the outstanding warrants issued by the Group and granted to certain directors, employees and non-employees
of the Group.
There were no capital increases over the course of the first half of 2020. As of June 30, 2020, all shares issued have been fully paid.